Other Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets, net
Other assets, net, were as follows:

	December 31,
	2012	2011
	(in thousands)
Deferred financing costs	$3,394	$2,545
Other post retirement benefit plan assets, net	1,080	966
Prepaid amounts—long term	97	139
Security deposits	65	57
Other	—	—
	$4,636	$3,707